Stockholders' Deficit (Details 3) (USD $)	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Number of Warrants, Outstanding Balance (in shares)	333,340		4,991					333,340	883	0
Number of Warrants, Granted (in shares)	500,721							500,721	332,457	883
Number of Warrants, Exercised (in shares)	(37,647)							(37,647)	0	0
Number of Warrants, Converted (in shares)	(791,423)							(791,423)	0	0
Number of Warrants, Outstanding Balance (in shares)	4,991	333,340	4,991					4,991	333,340	883
Weighted Average Exercise Price, Balance (in dollars per share)	$ 17.85		$ 32.30	$ 10.20	$ 10.20	$ 1,275	$ 1,275	$ 17.00	$ 1,275	$ 0
Weighted Average Exercise Price, Granted (in dollars per share)	$ 10.20							$ 10.20	$ 17	$ 1,275
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 7.57							$ 7.57	$ 0	$ 0
Weighted Average Exercise Price, Forfeited (in dollars per shares)	$ 10.20							$ 10.20	$ 0	$ 0
Weighted Average Exercise Price, Balance (in dollars per share)	$ 32.30	$ 17.85	$ 32.30	$ 10.20	$ 10.20	$ 1,275	$ 1,275	$ 32.30	$ 17.00	$ 1,275
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)		2 years 10 months 6 days						2 years 22 days
Warrants Exercisable, Numbers Exercisable (in shares)								89	72,584
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)								$ 1,275	$ 35.70
Warrants Exercisable, Intrinsic Value								$ 0	$ 875,000